UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Ultra-Short Duration Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 48.0%
Consumer Discretionary 3.4%
Beam, Inc., 6.375%, 6/15/2014		218,000	234,107
Carnival Corp., 1.875%, 12/15/2017		1,690,000	1,686,309
DIRECTV Holdings LLC, 2.4%, 3/15/2017		500,000	510,196
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,561,000
Lear Corp., 7.875%, 3/15/2018		230,000	247,825
Lennar Corp., 144A, 4.125%, 12/1/2018		120,000	119,700
Limited Brands, Inc., 6.9%, 7/15/2017		495,000	570,488
News America, Inc., 7.6%, 10/11/2015		500,000	583,657
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,200,000	1,359,000
Wyndham Worldwide Corp., 2.95%, 3/1/2017		1,750,000	1,778,920

			8,651,202
Consumer Staples 0.3%
ConAgra Foods, Inc., 2.1%, 3/15/2018 (b)		475,000	478,862
Safeway, Inc., 3.4%, 12/1/2016		200,000	208,793

			687,655
Energy 2.5%
Anadarko Petroleum Corp., 5.95%, 9/15/2016		250,000	286,734
El Paso LLC, 7.0%, 6/15/2017		100,000	114,638
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017		2,000,000	2,120,000
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016		300,000	318,934
Petroleos de Venezuela SA, Series 2014, 4.9%, 10/28/2014		500,000	477,500
Quicksilver Resources, Inc., 8.25%, 8/1/2015 (b)		1,400,000	1,351,000
Transocean, Inc.:
2.5%, 10/15/2017		1,500,000	1,505,120
4.95%, 11/15/2015		300,000	326,422

			6,500,348
Financials 29.4%
Akbank TAS, 144A, 3.875%, 10/24/2017		1,950,000	1,993,719
Alfa MTN Issuance Ltd., 8.0%, 3/18/2015		1,000,000	1,082,200
Ally Financial, Inc., 8.3%, 2/12/2015		1,400,000	1,559,250
American International Group, Inc., 4.25%, 9/15/2014		500,000	526,397
American Tower Corp., (REIT), 4.625%, 4/1/2015		350,000	375,661
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017		1,455,000	1,474,923
144A, 9.375%, 4/8/2014		520,000	568,074
Atlantic Finance Ltd., (REIT), 144A, 10.75%, 5/27/2014		2,000,000	2,183,282
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		1,335,000	1,337,015
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (b)		500,000	532,500
Banco de Credito del Peru, 144A, 4.75%, 3/16/2016		1,500,000	1,593,750
Banco de Credito e Inversiones, 144A, 3.0%, 9/13/2017		2,000,000	2,042,166
Banco del Estado de Chile, 2.03%, 4/2/2015		500,000	511,495
Banco do Brasil SA, 3.875%, 1/23/2017		1,000,000	1,050,000
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		500,000	515,000
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017		1,000,000	1,030,000
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017		2,000,000	2,115,000
Bangkok Bank PCL, 144A, 2.75%, 3/27/2018		1,000,000	1,018,675
Bank of America Corp., Series L, 1.722% *, 1/30/2014		500,000	504,760
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	1,200,000	1,645,316
Barclays Bank PLC, 144A, 2.5%, 9/21/2015 (b)		560,000	582,174
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		2,525,000	2,605,921
BNP Paribas SA, 2.375%, 9/14/2017		985,000	1,001,087
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,400,000	1,477,000
Capital One Financial Corp., 3.15%, 7/15/2016		315,000	334,413
Cemex Finance LLC, 144A, 9.5%, 12/14/2016 (b)		2,000,000	2,135,000
Citigroup, Inc.:
2.65%, 3/2/2015		225,000	230,778
6.375%, 8/12/2014		800,000	862,022
Daimler Finance North America LLC, 6.5%, 11/15/2013		800,000	835,595
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		2,000,000	2,156,200
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016		500,000	530,171
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	286,250
General Electric Capital Corp., 5.0%, 5/15/2016		400,000	435,092
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017		1,600,000	1,712,000
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		295,000	311,318
Hartford Financial Services Group, Inc., 4.0%, 10/15/2017		1,000,000	1,083,933
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		520,000	553,625
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		320,000	330,353
ING Bank NV:
144A, 1.358% *, 3/15/2013		500,000	500,422
144A, 2.0%, 9/25/2015		1,750,000	1,776,185
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,790,000	1,759,359
KazMunaiGaz Finance Sub BV, 144A, 11.75%, 1/23/2015		2,000,000	2,345,000
KeyCorp, Series H, 6.5%, 5/14/2013		335,000	340,444
Lukoil International Finance BV, 144A, 6.375%, 11/5/2014		500,000	538,700
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	545,717
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015		300,000	330,193
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		2,000,000	2,104,000
Metropolitan Life Global Funding I, 144A, 1.5%, 1/10/2018		2,375,000	2,356,850
Morgan Stanley, 6.0%, 5/13/2014		320,000	339,202
Murray Street Investment Trust I, 4.647%, 3/9/2017		500,000	541,492
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		280,000	300,326
National Australia Bank, 2.75%, 3/9/2017		315,000	330,813
Nomura Holdings, Inc., 5.0%, 3/4/2015		155,000	165,345
Pentair Finance SA, 144A, 1.875%, 9/15/2017		600,000	597,180
Petrobras International Finance Co., 6.125%, 10/6/2016		2,564,000	2,878,090
Prudential Financial, Inc., 6.2%, 1/15/2015		230,000	252,878
Raizen Energy Finance Ltd., 144A, 7.0%, 2/1/2017		1,500,000	1,717,500
RCI Banque SA, 144A, 4.6%, 4/12/2016		560,000	588,334
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		250,000	264,250
SLM Corp.:
3.5%, 7/1/2014		219,000	221,670
3.875%, 9/10/2015		600,000	624,222
Telecom Italia Capital SA:
4.95%, 9/30/2014		195,000	204,269
6.175%, 6/18/2014		510,000	540,393
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014		230,000	244,268
TNK-BP Finance SA, 144A, 6.25%, 2/2/2015		1,000,000	1,071,000
Turkiye Garanti Bankasi AS, 144A, 4.0%, 9/13/2017		2,000,000	2,050,000
Turkiye Vakiflar Bankasi Tao, 144A, 5.75%, 4/24/2017		2,000,000	2,168,000
UBS AG, 144A, 2.25%, 3/30/2017		665,000	691,075
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		540,000	576,450
Vale Overseas Ltd., 6.25%, 1/23/2017		1,000,000	1,140,278
Volkswagen International Finance NV, 144A, 2.375%, 3/22/2017		300,000	307,902
Xstrata Finance Canada Ltd.:
144A, 2.45%, 10/25/2017		600,000	605,015
144A, 3.6%, 1/15/2017		1,000,000	1,052,160
Yapi ve Kredi Bankasi AS, 144A, 6.75%, 2/8/2017		2,000,000	2,250,000

			75,441,097
Health Care 1.4%
AbbVie, Inc., 144A, 1.75%, 11/6/2017		2,035,000	2,039,424
Actavis, Inc., 1.875%, 10/1/2017		450,000	451,657
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		1,130,000	1,143,619

			3,634,700
Industrials 1.5%
ADT Corp., 144A, 2.25%, 7/15/2017		230,000	228,918
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014		385,000	403,304
BE Aerospace, Inc., 6.875%, 10/1/2020		385,000	425,425
Bombardier, Inc., 144A, 4.25%, 1/15/2016		180,000	185,400
Hutchison Whampoa International 12 II Ltd., 144A, 2.0%, 11/8/2017		1,500,000	1,489,048
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		500,000	527,455
United Rentals North America, Inc.:
5.75%, 7/15/2018		90,000	96,750
9.25%, 12/15/2019		440,000	504,900

			3,861,200
Information Technology 1.3%
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018		1,600,000	1,640,074
Xerox Corp., 6.75%, 2/1/2017		1,455,000	1,678,683

			3,318,757
Materials 1.7%
ArcelorMittal, 5.0%, 2/25/2017		230,000	235,480
Clearwater Paper Corp., 7.125%, 11/1/2018		85,000	92,650
Evraz Group SA, 144A, 7.4%, 4/24/2017		2,500,000	2,693,750
Teck Resources Ltd., 2.5%, 2/1/2018		1,250,000	1,271,660

			4,293,540
Telecommunication Services 2.5%
CC Holdings GS V LLC, 144A, 2.381%, 12/15/2017		670,000	671,188
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		360,000	376,575
Digicel Ltd., 144A, 12.0%, 4/1/2014		1,400,000	1,508,500
Frontier Communications Corp., 6.625%, 3/15/2015 (b)		1,400,000	1,519,000
Intelsat Jackson Holdings SA, 8.5%, 11/1/2019		375,000	416,250
Telefonica Emisiones SAU, 6.421%, 6/20/2016		300,000	333,063
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017		1,600,000	1,712,400

			6,536,976
Utilities 4.0%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017		1,500,000	1,756,875
AES Corp., 7.75%, 10/15/2015		490,000	547,575
Ameren Corp., 8.875%, 5/15/2014		202,000	219,801
American Electric Power Co., Inc., 1.65%, 12/15/2017		770,000	769,563
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		2,000,000	2,240,000
FirstEnergy Solutions Corp., 4.8%, 2/15/2015		410,000	439,994
Korea Gas Corp., 144A, 2.25%, 7/25/2017		2,000,000	2,023,684
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015		1,500,000	1,569,721
Majapahit Holding BV, 144A, 7.75%, 10/17/2016		500,000	586,250
Suburban Propane Partners LP, 7.5%, 10/1/2018		45,000	48,600

			10,202,063

Total Corporate Bonds (Cost $120,780,838)			123,127,538
Mortgage-Backed Securities Pass-Throughs 1.8%
Federal Home Loan Mortgage Corp., 7.0%, 3/1/2013		3	3
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		2,920,727	3,094,820
4.5%, 4/1/2023		167,018	179,753
5.028% *, 9/1/2038		376,445	404,742
Government National Mortgage Association:
6.0%, 11/20/2038		141,911	155,598
6.5%, with various maturities from 8/20/2034 until 2/20/2039		599,615	681,202
7.0%, 6/20/2038		20,196	23,301

Total Mortgage-Backed Securities Pass-Throughs (Cost $4,434,531)			4,539,419
Asset-Backed 2.9%
Automobile Receivables 0.8%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		1,000,000	1,052,696
"D", Series 2011-1, 4.26%, 2/8/2017		1,000,000	1,058,093

			2,110,789
Credit Card Receivables 0.3%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018		294,000	316,189
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018		326,000	349,584

			665,773
Home Equity Loans 1.4%
Credit-Based Asset Servicing and Securitization LLC, "A2A", Series 2007-CB2, 5.276% *, 2/25/2037		17,197	16,821
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.574% *, 9/25/2036		902,561	876,226
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 0.834% *, 2/25/2035		739,989	729,485
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052		874,297	875,390
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		112,622	112,925
"AF1", Series 2006-4, 5.545%, 1/25/2037		62,526	37,435
"AF2", Series 2006-3, 5.58%, 11/25/2036		341,575	198,548
"AF1", Series 2007-2, 5.893%, 6/25/2037		353,233	209,246
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		247,136	251,121
Residential Funding Mortgage Securities II, Inc., "A7", Series 2001-HI4, 7.24%, 10/25/2026		379,389	361,225
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		17,525	14,132

			3,682,554
Manufactured Housing Receivables 0.4%
Green Tree Financial Corp., "A5", Series 1994-2, 8.3%, 5/15/2019		24,422	24,817
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		828,368	865,634

			890,451

Total Asset-Backed (Cost $7,541,182)			7,349,567
Commercial Mortgage-Backed Securities 7.2%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.859% *, 7/10/2044		625,000	667,189
Banc of America Re-Remic Trust, "E", Series 2012-CLRN, 144A, 3.406% *, 8/15/2029		1,000,000	1,024,689
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		710,000	764,863
"A4", Series 2005-PW10, 5.405%, 12/11/2040		1,000,000	1,106,761
Commercial Mortgage Trust:
"A2", Series 2005-GG5, 5.117%, 4/10/2037		22,239	22,290
"A2", Series 2007-GG9, 5.381%, 3/10/2039		954,673	984,605
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		358,686	377,004
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039		620,000	648,346
"A4", Series 2005-C1, 5.014%, 2/15/2038		620,000	664,525
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039		596,924	628,191
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP1, 4.625%, 3/15/2046		50,492	50,545
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		700,000	763,055
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	712,775
"A4", Series 2006-CB14, 5.481%, 12/12/2044		620,000	691,227
"AM", Series 2006-CB16, 5.593%, 5/12/2045		500,000	544,607
"A4", Series 2006-LDP7, 5.872% *, 4/15/2045		620,000	708,768
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		720,000	781,733
"AM", Series 2005-C5, 5.017%, 9/15/2040		620,000	673,863
"E", Series 2000-C5, 7.29%, 12/15/2032		2,129,000	2,143,354
Morgan Stanley Capital I Trust:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042		620,000	686,201
"A2", Series 2007-HQ11, 5.359%, 2/12/2044		233,345	233,746
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025		839,602	844,035
Wachovia Bank Commercial Mortgage Trust:
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,101,298
"A4", Series 2005-C22, 5.298% *, 12/15/2044		620,000	685,817

Total Commercial Mortgage-Backed Securities (Cost $18,105,611)			18,509,487
Collateralized Mortgage Obligations 4.0%
Banc of America Funding Corp.:
"2A3", Series 2005-4, 5.5%, 8/25/2035		106,604	107,758
"1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		254,362	259,532
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-4, 5.0%, 7/25/2035		197,516	200,827
"1A6", Series 2004-6, 5.5%, 9/25/2034		118,994	120,095
"1A1", Series 2005-7, 5.5%, 10/25/2035		51,363	51,689
"1A2", Series 2006-5, 6.0%, 10/25/2036		28,091	28,215
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		3,642	3,722
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 5.188% *, 2/20/2036		414,383	355,012
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.46% *, 8/28/2047		923,213	915,793
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.752% *, 2/25/2048		111,723	111,811
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		2,087,873	209,787
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022		1,141,850	14,929
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		2,009,345	152,522
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		2,463,673	207,578
"JI", Series 3414, Interest Only, 4.5%, 3/15/2022		1,640,481	97,543
"XS", Series 2470, Interest Only, 6.794% **, 2/15/2031		1,705,681	334,107
"LA", Series 1343, 8.0%, 8/15/2022		93,191	108,338
"PK", Series 1751, 8.0%, 9/15/2024		311,422	366,337
Federal National Mortgage Association:
"21", Series 343, Interest Only, 4.0%, 9/1/2018		899,546	57,206
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023		1,121,199	26,669
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		880,819	31,984
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		401,587	42,240
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		514,991	27,936
"27", Series 351, Interest Only, 5.0%, 4/1/2019		630,493	53,599
"2", Series 350, Interest Only, 5.5%, 3/1/2034		558,509	76,010
First Horizon Mortgage Pass-Through Trust, "1A17", Series 2003-7, Principal Only, Zero Coupon, 9/25/2033		550,307	478,596
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		9,724,734	1,088,159
"CI", Series 2009-29, Interest Only, 4.5%, 4/20/2034		326,391	37,229
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		567,498	105,015
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		2,229,382	366,943
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039		463,871	81,496
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040		617,114	100,105
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040		787,691	136,692
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		1,781,326	328,356
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.773% *, 1/25/2036		105,576	104,562
JPMorgan Mortgage Trust, "1A2", Series 2005-A7, 3.052% *, 10/25/2035		657,260	658,202
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		176,537	178,325
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		83,195	84,228
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.446% *, 12/25/2034		105,118	104,048
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		213,705	218,426
"A6", Series 2002-QS19, 5.125%, 12/25/2032		97,226	98,869
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		344,926	359,790
Vericrest Opportunity Loan Transferee, "A1", Series 2012-NL1A, 144A, 4.213%, 3/25/2049		14,652	14,672
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.45% *, 5/25/2035		809,522	803,102
"2A3", Series 2003-S6, 4.75%, 7/25/2018		169,284	174,824
"3A1", Series 2003-MS2, 5.0%, 3/25/2018		239,893	244,847
Wells Fargo Mortgage Backed Securities Trust, "2A6", Series 2005-11, 5.5%, 11/25/2035		515,004	519,083

Total Collateralized Mortgage Obligations (Cost $10,358,533)			10,246,808
Government & Agency Obligations 8.2%
Other Government Related (c) 1.1%
BRFkredit AS, 144A, 2.05%, 4/15/2013		890,000	892,942
Dexia Credit Local, 144A, 2.75%, 1/10/2014		500,000	506,834
Eksportfinans ASA, 3.0%, 11/17/2014		500,000	497,408
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015		880,000	919,600

			2,816,784
Sovereign Bonds 2.8%
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		620,000	667,938
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,000,000	2,115,000
Republic of Croatia, 144A, 6.25%, 4/27/2017		2,000,000	2,200,000
Republic of Lithuania, 144A, 6.75%, 1/15/2015		1,000,000	1,092,500
State of Qatar, 144A, 4.0%, 1/20/2015		500,000	525,000
Ukraine Government, 144A, 6.875%, 9/23/2015		500,000	503,750

			7,104,188
U.S. Government Sponsored Agency 0.2%
Federal Home Loan Bank, Series 1, 1.0%, 6/21/2017		445,000	447,818
U.S. Treasury Obligations 4.1%
U.S. Treasury Bill, 0.11% ***, 3/7/2013 (d)		113,000	112,995
U.S. Treasury Notes:
0.25%, 2/15/2015		460,000	459,713
0.75%, 6/15/2014 (e)		5,000,000	5,036,525
0.875%, 1/31/2017 (b)		5,000,000	5,045,310

			10,654,543

Total Government & Agency Obligations (Cost $20,835,309)			21,023,333
Loan Participations and Assignments 20.7%
Senior Loans * 15.0%
Academy Ltd., Term Loan, 4.75%, 8/3/2018		990,019	1,004,334
Acosta, Inc., Term Loan D, 5.0%, 3/2/2018		748,125	759,657
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, 6/18/2018		1,000,000	1,008,440
Alkermes, Inc., Term Loan, 4.5%, 9/18/2019		598,500	607,663
AMN Healthcare, Inc., Term Loan B, 5.75%, 4/5/2018		399,050	402,791
API Technologies Corp., Term Loan B, 8.75%, 6/1/2016		985,209	995,061
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/2018		2,120	2,182
Asurion LLC, Second Lien Term Loan, 9.0% 5/24/2019		178,344	184,280
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		943,750	960,563
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/2016		423,244	431,709
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/2019		995,000	1,007,204
Bombardier Recreational Products, Inc., Term Loan B, 4.56%, 1/22/2019		1,000,000	1,012,190
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		496,244	506,169
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017		985,000	1,006,552
Clear Channel Communications, Inc., Term Loan B, 3.852%, 1/29/2016		379,133	329,070
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018		497,500	498,744
ClientLogic Corp., Term Loan, 7.055%, 1/30/2017		500,000	498,335
CPG International, Inc., Term Loan, 5.75%, 9/18/2019		1,496,250	1,512,619
Cumulus Media Holdings, Inc., First Lien Term Loan, 4.5%, 9/17/2018		928,986	943,037
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 10/29/2019		500,000	509,375
DG FastChannel, Inc., Term Loan B, 5.75%, 7/26/2018		933,980	902,458
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016		498,729	494,988
Essential Power LLC, Term Loan B, 5.5%, 8/8/2019		865,892	878,339
Exopack LLC, Term Loan, 6.5%, 5/31/2017		985,000	988,285
Fairway Group Acquisition Co., Term Loan, 8.25%, 8/17/2018		498,750	507,478
First Data Corp., Term Loan B, 4.205%, 3/23/2018		500,000	496,215
Focus Brands, Inc., Term Loan B, 6.25%, 2/21/2018		444,150	449,889
Generac Power Systems, Inc., Term Loan B, 6.25%, 5/30/2018		497,500	509,937
Genesys Telecom Holdings U.S., Inc., Term Loan B, 6.75%, 1/31/2019		496,250	501,461
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019		750,000	759,750
Hyland Software, Inc., First Lien Term Loan, 5.5%, 10/25/2019		500,000	505,000
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016		985,000	989,309
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018		496,250	508,378
ION Media Networks, Inc., Term Loan B, 7.25%, 7/31/2018		500,000	505,000
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017		471,888	477,050
Istar Financial, Inc., Term Loan, 5.75%, 9/28/2017		470,317	477,960
Kronos Worldwide, Inc., Term Loan B, 7.0%, 6/13/2018		487,500	494,050
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019		808,483	820,610
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017		925,067	932,005
Merrill Communications LLC, Second Lien Term Loan, 16.0%, 11/15/2013		574,036	489,366
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/31/2016		500,000	517,292
Nexeo Solutions LLC, Term Loan, 5.0%, 9/17/2017		250,000	250,470
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017		964,286	992,009
North American Breweries, Inc., Term Loan B, 7.5%, 12/11/2018		500,000	508,125
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018		995,296	1,002,761
Reynolds Group Holdings, Inc., Term Loan, 4.75%, 9/28/2018		498,750	506,820
San Juan Cable Holdings LLC, Term Loan B, 6.0%, 6/9/2017		492,500	497,425
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017		451,787	454,188
Sprouts Farmers Markets Holdings LLC, Term Loan, 6.0%, 4/18/2018		497,500	504,032
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018		846,154	850,122
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		500,000	508,333
Tempur-Pedic International, Inc., Term Loan B, 5.0%, 12/12/2019		900,000	915,268
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017		897,118	899,922
Toys 'R' Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016		984,887	982,429
TricorBraun, Inc., Term Loan B, 5.5%, 5/3/2018		497,500	503,410
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019		248,125	251,693
U.S. Foods, Inc., Term Loan B, 5.75%, 3/31/2017		491,250	497,882
Zayo Group LLC, Term Loan B, 5.25%, 7/2/2019		995,000	1,010,547

			38,520,231
Sovereign Loans 5.7%
Bank of Moscow OJSC, 6.02%, 5/10/2017		1,500,000	1,564,500
Gazprom OAO, 144A, 8.125%, 7/31/2014		1,040,000	1,124,864
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		2,000,000	2,055,000
OAO Novatek, 144A, 5.326%, 2/3/2016		2,000,000	2,131,000
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		2,000,000	2,002,500
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013		381,000	387,096
RZD Capital PLC, 5.739%, 4/3/2017		2,000,000	2,207,000
Sberbank of Russia, 144A, 4.95%, 2/7/2017		2,000,000	2,142,500
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		1,000,000	1,070,000

			14,684,460

Total Loan Participations and Assignments (Cost $52,343,910)			53,204,691

		Shares	Value ($)
Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 0.17% (f) (g) (Cost $10,108,603)		10,108,603	10,108,603
Cash Equivalents 5.9%
Central Cash Management Fund, 0.11% (f) (Cost $15,089,372)		15,089,372	15,089,372

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $259,597,889) †		102.6	263,198,818
Other Assets and Liabilities, Net		(2.6)	(6,677,116)

Net Assets		100.0	256,521,702

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

**	These securities are shown at their current rate as of January 31, 2013.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $259,597,964.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $3,600,854.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,149,868 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of 1,549,014.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $9,763,944, which is 3.8% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At January 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At January 31, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	3/28/2013	170	21,034,844	111,895

At January 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments (Received) ($)	Unrealized Appreciation ($)

12/20/2010 3/20/2016	500,0001	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB-	1,865	(145)	2,010
9/20/2012 12/20/2017	800,0002	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(58,940)	(88,383)	29,443
9/20/2012 12/20/2017	1,600,0003	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(117,881)	(195,339)	77,458
6/22/2009 9/20/2014	1,000,0004	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	79,790	(15,948)	95,738
Total unrealized appreciation					204,649

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At January 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments (Received) ($)	Unrealized Depreciation ($)

5/23/2013 5/23/2015	28,900,0003	Fixed — 0.835%	Floating — LIBOR	(197,977)	(4,037)	(193,940)
5/23/2013 5/23/2015	57,900,0005	Fixed — 0.835%	Floating — LIBOR	(396,638)	(7,681)	(388,957)
5/23/2013 5/23/2015	13,200,0004	Fixed — 0.835%	Floating — LIBOR	(90,425)	—	(90,425)
5/23/2013 5/23/2017	800,0005	Fixed — 1.23%	Floating — LIBOR	(10,748)	(207)	(10,541)
5/23/2013 5/23/2017	5,200,0003	Fixed — 1.23%	Floating — LIBOR	(69,857)	(1,946)	(67,911)
5/23/2013 5/23/2017	4,000,0004	Fixed — 1.23%	Floating — LIBOR	(53,736)	—	(53,736)
Total unrealized depreciation					(805,510)

Counterparties:
1	Morgan Stanley
2	Citigroup, Inc.
3	BNP Paribas
4	JPMorgan Chase Securities, Inc.
5	Bank of America
LIBOR: London Interbank Offered Rate

As of January 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,200,000	USD	1,568,162	4/9/2013	(61,807)	Barclays Bank PLC

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$123,127,538	$—	$123,127,538
Mortgage-Backed Securities Pass-Throughs	—	4,539,419	—	4,539,419
Asset-Backed	—	6,474,177	875,390	7,349,567
Commercial Mortgage-Backed Securities	—	18,509,487	—	18,509,487
Collateralized Mortgage Obligations	—	10,246,808	—	10,246,808
Government & Agency Obligations	—	21,023,333	—	21,023,333
Loan Participations and Assignments	—	53,204,691	—	53,204,691
Short-Term Investments(j)	25,197,975	—	—	25,197,975
Derivatives(k)
Futures Contracts	$111,895	$—	$—	$111,895
Credit Default Swap Contracts	—	204,649	—	204,649
Total	$25,309,870	$237,330,102	$875,390	$263,515,362

Liabilities
Derivatives(k)
Interest Rate Swap Contracts	$—	$(805,510)	$—	$(805,510)
Forward Foreign Currency Exchange Contracts	—	(61,807)	—	(61,807)
Total	$—	$(867,317)	$—	$(867,317)

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$204,649	$—
Foreign Exchange Contracts	$—	$—	$(61,807)
Interest Rate Contracts	$111,895	$(805,510)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Ultra-Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013